Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Variable Trust
Entity Central Index Key	0001352621
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000125279
Shareholder Report [Line Items]
Fund Name	BTS Tactical Fixed Income VIT Fund
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BTS Tactical Fixed Income VIT Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.btsfunds.com. You can also request this information by contacting us at 1-877-287-9820.
Additional Information Phone Number	1-877-287-9820
Additional Information Website	www.btsfunds.com
Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.02%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 7,826,078
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 18,660
InvestmentCompanyPortfolioTurnover	32.00%
Updated Prospectus Web Address	www.btsfunds.com
C000125280
Shareholder Report [Line Items]
Fund Name	BTS Tactical Fixed Income VIT Fund
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BTS Tactical Fixed Income VIT Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.btsfunds.com. You can also request this information by contacting us at 1-877-287-9820.
Additional Information Phone Number	1-877-287-9820
Additional Information Website	www.btsfunds.com
Expenses Paid, Amount	$ 125
Expense Ratio, Percent	2.52%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 7,826,078
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 18,660
InvestmentCompanyPortfolioTurnover	32.00%
Updated Prospectus Web Address	www.btsfunds.com